Related Party Transactions - Schedule Of Quantitative Information Regarding Fair Value Measurements of Promissory Note (Detail) - Sponsor [Member]	Jun. 30, 2021 USD ($) d	Jun. 21, 2021 USD ($)	Dec. 07, 2020 USD ($)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Convertible notes amount | $			$ 300,000
Two Thousand And Twenty One Convertible Unsecured Promissory Note [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Convertible notes amount | $	$ 1,000,000	$ 1,000,000
Fair value of the conversion feature | $	$ 988,400
Two Thousand And Twenty One Convertible Unsecured Promissory Note [Member] | Measurement Input Expected Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input	22.7
Two Thousand And Twenty One Convertible Unsecured Promissory Note [Member] | Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input	0.86
Two Thousand And Twenty One Convertible Unsecured Promissory Note [Member] | Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input	0.0
Two Thousand And Twenty One Convertible Unsecured Promissory Note [Member] | Measurement Input Contractual Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input	0.17
Two Thousand And Twenty One Convertible Unsecured Promissory Note [Member] | Measurement Input, Conversion Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input	1.50
Two Thousand And Twenty One Convertible Unsecured Promissory Note [Member] | Measurement Input, Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input	9.88
Two Thousand And Twenty One Convertible Unsecured Promissory Note [Member] | Measurement Input Value Per Private Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input	1.48